New Standards and Interpretations Adopted in the Current Year - Schedule of impact on equity attributable to owners of Rio Tinto due to adoption of IFRS 9 and IFRS 15 (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [Line Items]
Equity attributable to owners of Rio Tinto (see Group balance sheet)	$ 43,686	$ 44,542	$ 44,711	$ 39,290
Previously Stated [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Equity attributable to owners of Rio Tinto (see Group balance sheet)		44,711
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | IFRS 9 [member]
Disclosure of initial application of standards or interpretations [Line Items]
IFRS 9 Impairment provision resulting from application of the Expected Credit Loss (ECL) model and revaluations		(5)
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | IFRS 15 [member]
Disclosure of initial application of standards or interpretations [Line Items]
IFRS 15 De-recognition of receivable arising from uplift transaction		$ (164)